UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2024
MFS®  Multimarket
Income Trust
MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket
Income Trust
New York Stock Exchange Symbol: MMT

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	56.8%
Investment Grade Corporates	30.9%
Emerging Markets Bonds	26.4%
U.S. Treasury Securities	4.3%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	1.3%
Asset-Backed Securities	0.8%
Municipal Bonds	0.6%
Residential Mortgage-Backed Securities	0.2%
Non-U.S. Government Bonds	(9.1)%
Portfolio facts
Average Duration (d)	5.6
Average Effective Maturity (m)	7.1 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	3.8%
A	10.0%
BBB	32.0%
BB	35.8%
B	28.5%
CCC	8.3%
CC (o)	0.0%
C	0.2%
D	0.2%
U.S. Government	2.9%
Not Rated	(13.6)%
Non-Fixed Income	1.2%
Cash & Cash Equivalents (Less Liabilities) (b)	(30.9)%
Other (q)	16.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

Portfolio Composition - continued
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents (Less Liabilities).
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2007.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Effective April 30, 2024, Matt Ryan is no longer a Portfolio Manager of the fund.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 128.0%
Aerospace & Defense – 2.9%
Boeing Co., 6.298%, 5/01/2029 (n)(w)		$543,000	$545,157
Boeing Co., 6.388%, 5/01/2031 (n)(w)		171,000	171,768
Boeing Co., 5.805%, 5/01/2050		708,000	626,526
Bombardier, Inc., 7.5%, 2/01/2029 (n)		430,000	439,860
Bombardier, Inc., 8.75%, 11/15/2030 (n)		185,000	196,819
Bombardier, Inc., 7.25%, 7/01/2031 (n)		247,000	247,608
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		405,000	402,975
Moog, Inc., 4.25%, 12/15/2027 (n)		765,000	714,002
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		827,000	914,866
Thales S.A., 4.25%, 10/18/2031	EUR	400,000	441,112
TransDigm, Inc., 5.5%, 11/15/2027		$613,000	595,722
TransDigm, Inc., 6.75%, 8/15/2028 (n)		537,000	539,282
TransDigm, Inc., 4.625%, 1/15/2029		554,000	507,458
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	299,694
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,325,000	1,334,009
			$7,976,858
Airlines – 0.7%
Air Canada, 3.875%, 8/15/2026 (n)		$834,000	$791,155
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		662,754	640,043
easyJet PLC, 3.75%, 3/20/2031	EUR	270,000	281,895
Hawaiian Brand Intellectual Property Ltd., 5.75%, 1/20/2026 (n)		$203,000	190,392
			$1,903,485
Apparel Manufacturers – 0.2%
Tapestry, Inc., 3.05%, 3/15/2032		$257,000	$204,127
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)		505,000	403,356
			$607,483
Asset-Backed & Securitized – 3.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)		$3,697,518	$170,130
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		124,028	123,811
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		100,000	97,492
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.385% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		471,500	463,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.33% (SOFR - 30 day + 3%), 1/15/2037 (n)	$600,000	$566,147
AREIT 2022-CRE6 Trust, “D”, FLR, 8.18% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	126,000	119,338
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,290
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	298,313	452,928
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.725%, 4/15/2053 (i)	980,573	57,290
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.404%, 7/15/2054 (i)	981,862	61,656
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.727%, 2/15/2054 (i)	6,491,972	509,104
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.372%, 2/15/2054 (i)	4,019,448	230,712
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.263%, 3/15/2054 (i)	2,037,622	103,528
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.996%, 6/15/2054 (i)	7,094,145	296,205
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.374%, 7/15/2054 (i)	7,088,316	408,861
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	8,711,547	388,436
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	100,000	97,787
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	46,155	43,146
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	100,000	99,847
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	143,358	139,110
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	423,366
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	89,945	82,692
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	163,977	163,590
Colt Fund LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)	141,609	139,388
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.88%, 4/15/2054 (i)	3,605,818	132,326
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	4,586,320	46

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		$464,500	$453,551
MF1 2021-FL5 Ltd., “C”, FLR, 7.13% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		401,500	394,869
MF1 2021-FL5 Ltd., “D”, FLR, 7.931% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		745,000	719,742
MF1 2021-FL6 Ltd., “B”, FLR, 7.083% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,000,000	973,154
MF1 2024-FL14 LLC, “A”, FLR, 7.055% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		200,000	199,933
MF1 2024-FL14 LLC, “AS”, FLR, 7.559% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	99,966
MF1 2024-FL14 LLC, “B”, FLR, 8.008% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	328,149
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.411%, 5/15/2054 (i)		1,814,836	106,110
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.319%, 6/15/2054 (i)		2,729,058	143,788
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		239,000	239,442
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		56,000	55,943
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)		146,203	144,921
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		116,141	115,054
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		96,653	95,773
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	260,000	316,585
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.281% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		$340,000	323,496
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.647%, 4/15/2054 (i)		2,290,155	165,149
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.646%, 8/15/2054 (i)		1,952,244	142,313
			$10,488,562
Automotive – 1.6%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$583,000	$583,768
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		271,000	271,552
Dana, Inc., 5.375%, 11/15/2027		467,000	451,265
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		563,000	464,970
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		281,000	285,269
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		400,000	393,084

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Ford Motor Credit Co. LLC, 4.445%, 2/14/2030	EUR	230,000	$246,498
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$267,000	274,189
LKQ Corp., 6.25%, 6/15/2033		213,000	214,267
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		449,000	384,655
Volkswagen Leasing GmbH, 4%, 4/11/2031	EUR	410,000	437,099
Wabash National Corp., 4.5%, 10/15/2028 (n)		$357,000	320,778
			$4,327,394
Broadcasting – 1.1%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)		$206,000	$205,625
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		600,000	613,912
Discovery Communications LLC, 4.125%, 5/15/2029		182,000	166,403
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		713,000	638,375
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	260,514
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	990,181
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$189,000	162,802
			$3,037,812
Brokerage & Asset Managers – 1.6%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$607,000	$625,240
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		533,000	578,949
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		371,000	349,804
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		111,000	111,175
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		216,000	219,019
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		304,000	285,335
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	172,589
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	440,167
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,119,000	1,014,664
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		347,000	308,727
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		200,000	194,289
			$4,299,958
Building – 2.8%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$517,000	$453,045
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		359,000	302,917
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	310,000	335,630
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$600,000	528,775
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		773,000	714,074
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	355,602
Interface, Inc., 5.5%, 12/01/2028 (n)		$276,000	258,844
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		152,000	150,955

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		$617,000	$558,790
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		643,000	603,990
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		218,000	222,898
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		690,000	698,181
SRM Concrete, 8.875%, 11/15/2031 (n)		754,000	794,070
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		298,000	281,083
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		794,000	703,208
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		674,000	651,177
			$7,613,239
Business Services – 1.2%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	420,000	$423,954
Fiserv, Inc., 4.4%, 7/01/2049		$508,000	405,868
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		390,000	372,187
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		483,000	462,138
Mastercard, Inc., 3.85%, 3/26/2050		270,000	209,106
Sunoco LP, 7.25%, 5/01/2032 (n)		305,000	309,776
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	690,340
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	310,000	326,144
			$3,199,513
Cable TV – 4.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$933,000	$711,790
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		507,000	475,146
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,640,000	1,362,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,032,000	838,656
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		250,000	181,128
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		111,000	104,884
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		147,000	102,850
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		285,000	283,495
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	537,048
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		250,000	135,260
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		400,000	355,370
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	350,816

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		$250,000	$158,805
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	220,722
DISH DBS Corp., 7.75%, 7/01/2026		348,000	218,397
DISH DBS Corp., 5.25%, 12/01/2026 (n)		434,000	341,290
DISH DBS Corp., 5.125%, 6/01/2029		316,000	126,931
DISH Network Corp., 11.75%, 11/15/2027 (n)		229,000	230,841
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	663,607
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	440,000	434,285
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$614,000	547,333
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		753,000	698,963
Videotron Ltd., 5.125%, 4/15/2027 (n)		348,000	336,243
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		515,000	421,757
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		769,000	684,581
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,420,000	1,178,240
			$11,701,188
Chemicals – 1.9%
Chemours Co., 4.625%, 11/15/2029 (n)		$535,000	$458,426
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		395,000	333,778
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		685,000	616,559
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		595,000	552,683
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	525,457
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	498,682
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		663,000	611,740
SNF Group SACA, 3.375%, 3/15/2030 (n)		909,000	781,638
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		721,000	750,939
			$5,129,902
Computer Software – 0.7%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$503,000	$517,490
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		541,000	492,701
Microsoft Corp., 2.525%, 6/01/2050		529,000	323,735
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		360,000	339,795
Oracle Corp., 4%, 7/15/2046		319,000	236,333
			$1,910,054

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.6%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$283,000	$250,420
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		175,000	163,555
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,081,000	1,050,751
Virtusa Corp., 7.125%, 12/15/2028 (n)		331,000	298,264
			$1,762,990
Conglomerates – 2.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$490,000	$447,615
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		923,000	840,827
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		487,000	522,796
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		954,000	945,452
Gates Global LLC, 6.25%, 1/15/2026 (n)		428,000	428,092
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		358,000	332,940
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		586,000	543,717
nVent Finance S.à r.l., 5.65%, 5/15/2033		534,000	527,061
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		667,000	665,711
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		175,000	175,748
Siemens Financieringsmaatschappij N.V., 3.375%, 2/22/2037	EUR	300,000	312,826
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		$254,000	259,990
TriMas Corp., 4.125%, 4/15/2029 (n)		1,181,000	1,060,061
Veralto Corp., 4.15%, 9/19/2031	EUR	273,000	292,651
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$398,000	383,077
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		215,000	211,356
			$7,949,920
Construction – 0.8%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$510,000	$504,098
Empire Communities Corp., 9.75%, 5/01/2029 (n)		412,000	419,943
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		171,000	163,717
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		508,000	454,916
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		634,000	579,840
			$2,122,514
Consumer Products – 1.3%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$698,000	$687,409
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	335,000	318,289
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$377,000	333,033
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		876,000	876,528
Kenvue, Inc., 5.05%, 3/22/2053		459,000	423,841

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		$827,000	$793,969
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		293,000	249,250
			$3,682,319
Consumer Services – 2.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$901,000	$897,588
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	339,607
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		573,000	466,064
Compass Group PLC, 3.25%, 2/06/2031	EUR	160,000	167,406
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$417,000	411,192
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		907,000	804,283
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		713,000	709,723
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		383,000	362,640
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		866,000	799,830
Pluxee N.V., 3.75%, 9/04/2032	EUR	300,000	314,541
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$421,000	293,865
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	281,921
Securitas Treasury Ireland DAC, 3.875%, 2/23/2030	EUR	196,000	207,853
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$353,000	279,285
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		967,000	846,679
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		538,000	521,597
			$7,704,074
Containers – 1.5%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$224,000	$55,243
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		725,000	627,980
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		546,000	278,460
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		962,000	842,997
Crown Americas LLC, 5.25%, 4/01/2030		316,000	301,110
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		539,000	516,326
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		349,000	341,507
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	321,000	347,282
Titan Holdings II B.V., 5.125%, 7/15/2029		333,000	314,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$411,000	$406,998
			$4,032,403
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$494,000	$476,161
Electronics – 1.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$206,000	$200,591
Entegris, Inc., 4.375%, 4/15/2028 (n)		359,000	334,674
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	430,995
Intel Corp., 5.7%, 2/10/2053		364,000	347,580
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		188,000	166,965
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		85,000	80,616
Sensata Technologies B.V., 5%, 10/01/2025 (n)		753,000	743,323
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		390,000	376,260
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		134,000	119,968
			$2,800,972
Emerging Market Quasi-Sovereign – 6.0%
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)(w)		$231,000	$229,773
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)(w)		944,000	939,346
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		200,000	193,367
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		333,000	322,822
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	402,691
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	767,303
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		534,000	509,628
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	992,867
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	640,000	595,840
Export-Import Bank of India, 3.375%, 8/05/2026		$1,366,000	1,300,305
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		416,000	419,178
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	579,192
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	692,161
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	960,000
Korea Development Bank, 4.25%, 9/08/2032		771,000	717,012

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$490,000	$488,967
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	280,013
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	342,603
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	432,132
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	847,772
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	741,663
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,017,036
Qatar Petroleum, 3.125%, 7/12/2041		355,000	253,503
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	506,523
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		767,000	769,915
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,161,216
			$16,462,828
Emerging Market Sovereign – 10.8%
Arab Republic of Egypt, 6.588%, 2/21/2028		$487,000	$437,199
Arab Republic of Egypt, 7.903%, 2/21/2048		920,000	665,896
Dominican Republic, 5.5%, 2/22/2029 (n)		747,000	709,769
Dominican Republic, 5.875%, 1/30/2060 (n)		2,006,000	1,633,508
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	862,500
Federative Republic of Brazil, 10%, 1/01/2029	BRL	16,300,000	2,984,025
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	757,975
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	348,880
Kingdom of Saudi Arabia, 5%, 1/18/2053		291,000	245,557
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	29,700,000	735,041
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	271,375
Republic of Albania, 5.9%, 6/09/2028	EUR	620,000	679,463
Republic of Angola, 8.25%, 5/09/2028		$491,000	462,365
Republic of Angola, 9.375%, 5/08/2048		400,000	339,452
Republic of Argentina, 3.625%, 7/09/2035		1,047,289	480,475
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	692,434
Republic of Chile, 3.1%, 1/22/2061		$672,000	392,798
Republic of Costa Rica, 7.3%, 11/13/2054		391,000	406,703
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,116,457
Republic of Ghana, 8.125%, 3/26/2032 (a)(d)(n)		$593,000	286,123
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	494,009
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	921,985
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	708,100

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Korea, 1.375%, 6/10/2030	KRW	8,300,000,000	$5,291,457
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	902,140
Republic of Philippines, 3.556%, 9/29/2032		327,000	283,652
Republic of Poland, 5.125%, 9/18/2034		466,000	447,150
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	1,029,712
Republic of Romania, 5.625%, 2/22/2036		349,000	366,821
Republic of Serbia, 1.65%, 3/03/2033		115,000	90,456
Republic of Serbia, 2.05%, 9/23/2036 (n)		456,000	339,755
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		$668,000	381,710
Republic of Turkey, 4.75%, 1/26/2026		521,000	508,990
Sultanate of Oman, 6%, 8/01/2029		750,000	749,646
Sultanate of Oman, 7%, 1/25/2051		600,000	611,398
United Mexican States, 4.75%, 4/27/2032		736,000	669,433
United Mexican States, 4.875%, 5/19/2033		645,000	587,859
United Mexican States, 6.338%, 5/04/2053		463,000	430,697
United Mexican States, 3.771%, 5/24/2061		753,000	456,183
			$29,779,148
Energy - Independent – 3.6%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$443,000	$462,131
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		160,000	170,261
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		325,000	344,741
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		964,000	917,836
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		598,000	589,156
Diamondback Energy, Inc., 5.75%, 4/18/2054		448,000	427,687
Encino Acquisition partners Holdings LLC, 8.75%, 5/01/2031 (n)		257,000	261,691
Matador Resources Co., 6.875%, 4/15/2028 (n)		562,000	566,306
Matador Resources Co., 6.5%, 4/15/2032 (n)		203,000	201,191
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	483,589
Occidental Petroleum Corp., 6.45%, 9/15/2036		538,000	555,212
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		115,000	116,027
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		749,000	727,922
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		333,000	339,465
Pioneer Natural Resources Co., 2.15%, 1/15/2031		410,000	337,576
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		547,000	562,180
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		652,000	670,480
SM Energy Co., 6.5%, 7/15/2028		532,000	527,675
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	397,138

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		$1,025,000	$964,613
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		406,000	411,972
			$10,034,849
Energy - Integrated – 0.7%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$336,000	$321,180
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	374,566
BP Capital Markets B.V., 0.933%, 12/04/2040		190,000	127,570
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$527,000	545,386
Eni S.p.A., 3.875%, 1/15/2034	EUR	270,000	285,576
Exxon Mobil Corp., 1.408%, 6/26/2039		450,000	338,714
			$1,992,992
Entertainment – 2.3%
Carnival Corp., 5.75%, 1/15/2030	EUR	276,000	$296,775
Carnival Corp., 5.75%, 1/15/2030 (n)		235,000	252,689
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$511,000	514,169
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		915,000	893,005
Carnival Corp. PLC, 4%, 8/01/2028 (n)		332,000	303,549
Carnival Corp. PLC, 6%, 5/01/2029 (n)		334,000	323,660
Merlin Entertainments, 7.375%, 2/15/2031 (n)		637,000	639,985
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		576,000	564,377
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)		311,000	317,680
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		416,000	404,837
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		406,000	395,187
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		505,000	465,644
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		354,000	352,588
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		210,000	203,609
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		345,000	330,148
			$6,257,902
Financial Institutions – 4.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$626,867	$539,253
Citycon Oyj, 3.625% to 9/10/2026, FLR (EUR ICE Swap Rate - 5yr. + 4.179%) to 9/10/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.429%) to 9/10/2046, FLR (EUR ICE Swap Rate - 5yr. + 5.179%) to 9/10/2172	EUR	300,000	222,895
Citycon Treasurey B.V., 6.5%, 3/08/2029		135,000	144,599
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$320,000	272,480

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	$227,250
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		$627,000	664,777
CTP N.V., 4.75%, 2/05/2030	EUR	120,000	128,458
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		$496,000	506,737
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		509,000	506,716
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		129,000	129,683
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		574,000	550,912
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		368,000	382,263
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,628,594	1,540,604
Grand City Properties S.A., 5.901% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2169	EUR	500,000	400,200
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028		530,000	454,586
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$736,000	649,938
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		789,000	802,776
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		663,000	696,051
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		95,000	94,725
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		116,000	121,302
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		184,000	184,137
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		878,000	860,341
OneMain Finance Corp., 6.875%, 3/15/2025		465,000	468,046
OneMain Finance Corp., 7.125%, 3/15/2026		706,000	712,425
OneMain Finance Corp., 5.375%, 11/15/2029		362,000	334,765
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	610,000	587,370
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		1,160,000	303,677
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172 (a)		420,000	110,792
VGP N.V., 1.5%, 4/08/2029		300,000	268,157
			$12,865,915

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.3%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	340,000	$313,461
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044		280,000	295,028
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$367,000	325,201
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	325,899
B&G Foods, Inc., 5.25%, 9/15/2027		472,000	435,706
B&G Foods, Inc., 8%, 9/15/2028 (n)		189,000	195,852
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	483,548
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		325,000	312,255
Carlsberg Breweries A.S., 4.25%, 10/05/2033	EUR	192,000	211,995
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$691,000	645,110
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		260,000	262,750
Constellation Brands, Inc., 2.25%, 8/01/2031		290,000	232,223
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		414,000	421,851
JBS USA Food Co., 6.5%, 12/01/2052		241,000	228,142
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		439,000	381,809
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	832,820
Kraft Heinz Foods Co., 3.5%, 3/15/2029	EUR	300,000	318,271
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$486,000	389,353
Performance Food Group Co., 5.5%, 10/15/2027 (n)		678,000	656,283
Pernod Ricard S.A., 3.375%, 11/07/2030 (w)	EUR	600,000	631,490
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		$433,000	420,207
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		901,000	813,711
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		961,000	877,160
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		360,000	303,749
TreeHouse Foods, Inc., 4%, 9/01/2028		403,000	356,834
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		699,000	651,224
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		381,000	292,393
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		263,000	221,671
			$11,835,996
Gaming & Lodging – 3.2%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$255,000	$227,546
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		560,000	563,933
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		629,000	637,490
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		532,000	530,711
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		823,000	783,123
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	200,000	216,443
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$200,000	200,542
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		807,000	758,604
IHG Finance LLC, 4.375%, 11/28/2029	EUR	120,000	130,277

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 2.85%, 4/15/2031		$463,000	$388,356
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		217,000	212,269
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		453,000	379,446
Sands China Ltd., 4.625%, 6/18/2030		520,000	468,147
Studio City Finance Ltd., 5%, 1/15/2029 (n)		304,000	258,541
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		920,000	843,563
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		680,000	640,712
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		850,000	783,978
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		645,000	598,481
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		253,000	256,608
			$8,878,770
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$205,569
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		640,000	639,992
APi Escrow Corp., 4.75%, 10/15/2029 (n)		924,000	839,414
Arcadis N.V., 4.875%, 2/28/2028	EUR	478,000	524,186
Artera Services LLC, 8.5%, 2/15/2031 (n)		$412,000	421,580
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	569,467
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		785,000	724,539
			$3,924,747
Insurance – 0.8%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$322,194
Corebridge Financial, Inc., 4.35%, 4/05/2042		636,000	509,906
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	300,000	258,424
Lincoln National Corp., 5.852%, 3/15/2034		$604,000	580,292
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		460,000	453,756
			$2,124,572
Insurance - Health – 0.4%
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 3/24/2172	GBP	1,010,000	$902,363
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$339,000	317,941
			$1,220,304

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.2%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$308,000	$305,470
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		100,000	90,478
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		441,000	432,453
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		613,000	562,883
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		400,000	401,253
American International Group, Inc., 5.125%, 3/27/2033		317,000	304,057
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		512,000	465,450
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		615,000	605,190
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		260,000	270,774
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		309,000	332,732
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		455,000	414,905
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	790,000	555,448
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$402,000	397,418
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		397,000	397,150
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 2/15/2031 (n)		347,000	342,565
Hub International Ltd., 5.625%, 12/01/2029 (n)		255,000	234,698
Hub International Ltd., 7.25%, 6/15/2030 (n)		760,000	771,148
Hub International Ltd., 7.375%, 1/31/2032 (n)		325,000	322,006
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		911,000	915,725
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	354,484
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$444,000	432,796
			$8,909,083
International Market Quasi-Sovereign – 1.5%
Belfius Bank S.A. (Kingdom of Belgium), 3.75%, 1/22/2029	EUR	200,000	$210,220
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038		100,000	103,408
Enbw International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		215,000	236,055
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028		510,000	542,899
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		100,000	94,349
La Banque Postale (Republic of France), 3.5%, 6/13/2030		400,000	421,461
Landsbankinn hf. (Republic of Iceland), 5%, 5/13/2028		420,000	449,340
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		400,000	363,039
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$475,000	481,390

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	520,000	$550,854
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	336,058
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	370,000	346,335
			$4,135,408
International Market Sovereign – 4.6%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	9,252,000	$5,536,963
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	196,339
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	689,333
Republic of Italy, 4.2%, 3/01/2034	EUR	5,607,000	6,153,015
			$12,575,650
Local Authorities – 0.1%
Province of British Columbia, 2.95%, 6/18/2050	CAD	315,000	$168,720
Machinery & Tools – 1.2%
AGCO Corp., 5.8%, 3/21/2034		$576,000	$563,585
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		508,000	500,195
CNH Industrial Capital LLC, 1.875%, 1/15/2026		237,000	222,348
CNH Industrial Capital LLC, 5.5%, 1/12/2029		435,000	433,509
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		997,000	1,034,011
Terex Corp., 5%, 5/15/2029 (n)		605,000	566,007
			$3,319,655
Major Banks – 4.4%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$528,000	$519,828
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		541,000	445,749
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		219,000	220,427
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		688,000	558,433
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		545,000	555,295
Danske Bank A.S., 1.549%, 9/10/2027 (n)		361,000	327,673
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		471,000	451,438
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		343,000	338,134
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		237,000	236,790

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$639,000	$507,015
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	310,000	328,113
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031		270,000	299,048
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	446,836
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		527,000	485,729
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		462,000	415,248
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		222,000	215,415
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	420,000	444,388
National Bank of Greece S.A., 5.875% to 6/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.154%) to 6/28/2035		260,000	278,166
Nationwide Building Soceity, 4.015%, 5/02/2027 (w)		190,000	202,865
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$241,000	238,904
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		287,000	281,181
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	480,000	505,350
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$770,000	791,793
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		956,000	759,217
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	350,000	372,875
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$272,000	290,286
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		530,000	505,413
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	730,000	779,614
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$540,000	455,847
			$12,257,070
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$677,335
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		991,000	921,235
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		438,000	452,345

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$951,000	$854,272
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		383,000	374,876
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		606,000	428,450
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,015,000	829,849
CVS Health Corp., 5.625%, 2/21/2053		281,000	259,208
Encompass Health Corp., 5.75%, 9/15/2025		184,000	182,571
Encompass Health Corp., 4.75%, 2/01/2030		643,000	589,658
Encompass Health Corp., 4.625%, 4/01/2031		115,000	103,266
HCA, Inc., 5.125%, 6/15/2039		235,000	211,575
ICON Investments Six DAC, 5.809%, 5/08/2027 (w)		470,000	470,000
ICON Investments Six DAC, 5.849%, 5/08/2029 (w)		200,000	200,000
IQVIA Holdings, Inc., 6.25%, 2/01/2029		319,000	324,192
IQVIA, Inc., 5%, 5/15/2027 (n)		965,000	931,616
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	401,815
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		255,000	265,531
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		303,000	322,511
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	191,073
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	199,189
Star Parent, Inc., 9%, 10/01/2030 (n)		460,000	481,183
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		455,000	454,379
Tenet Healthcare Corp., 6.125%, 10/01/2028		411,000	405,843
Tenet Healthcare Corp., 4.375%, 1/15/2030		393,000	356,867
Tenet Healthcare Corp., 6.125%, 6/15/2030		645,000	633,969
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)		271,000	271,537
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	330,000	243,266
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		$411,000	403,041
			$12,440,652
Medical Equipment – 0.6%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	340,000	$356,282
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$569,000	599,945
Medline Borrower LP, 5.25%, 10/01/2029 (n)		794,000	739,197
			$1,695,424
Metals & Mining – 2.5%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$369,611
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	800,000	851,356
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$571,000	524,931
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,564,000	1,377,013

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Capital Finance DAC, 4.154%, 4/29/2031	EUR	670,000	$710,542
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		$723,000	465,609
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)		138,000	103,750
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		660,000	614,498
Novelis Corp., 3.25%, 11/15/2026 (n)		444,000	415,124
Novelis Corp., 4.75%, 1/30/2030 (n)		626,000	572,803
Novelis Corp., 3.875%, 8/15/2031 (n)		279,000	236,261
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		367,032	271,604
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		405,000	411,471
			$6,924,573
Midstream – 4.6%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$219,000	$219,697
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		411,000	423,912
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		571,000	517,537
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		788,000	699,552
Enbridge, Inc., 5.7%, 3/08/2033		218,000	215,499
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		369,000	389,313
Energy Transfer LP, 5.55%, 2/15/2028		164,000	163,830
Energy Transfer LP, 5.95%, 5/15/2054		309,000	291,223
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		330,000	316,838
EQM Midstream Partners LP, 5.5%, 7/15/2028		849,000	826,985
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		204,000	202,098
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		427,081	356,277
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		343,016	330,963
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		730,000	705,818
NuStar Logistics, LP, 6.375%, 10/01/2030		605,000	598,122
Peru LNG, 5.375%, 3/22/2030		1,047,000	893,620
Prairie Acquiror LP, 9%, 8/01/2029 (n)		154,000	157,297
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		838,000	795,615
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		305,000	305,335
Targa Resources Corp., 4.2%, 2/01/2033		201,000	177,420
Targa Resources Corp., 4.95%, 4/15/2052		325,000	270,598
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		549,000	485,059
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		218,000	215,540
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		885,000	772,404
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		674,000	689,143
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		739,000	794,323

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		$790,000	$810,708
			$12,624,726
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		$545,000	$478,712
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	473,072
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		365,000	364,818
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	193,814
			$1,510,416
Natural Gas - Distribution – 0.2%
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	$212,735
ENGIE S.A., 4.5%, 9/06/2042		200,000	219,636
ENGIE S.A., 4.25%, 1/11/2043		200,000	212,723
			$645,094
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	570,000	$598,290
APA Infrastructure Ltd., 2.5%, 3/15/2036		740,000	645,390
			$1,243,680
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$200,000	$199,021
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	834,937
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)(w)	EUR	103,000	109,922
TDC Net A/S, 5.186%, 8/02/2029 (w)		150,000	160,286
			$1,304,166
Oil Services – 0.7%
MV24 Capital B.V., 6.748%, 6/01/2034		$806,360	$741,797
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		310,000	307,039
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		154,000	146,015
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		253,000	260,890
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		494,000	490,840
			$1,946,581

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
Neste Oyj, 3.875%, 5/21/2031	EUR	135,000	$144,716
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		$603,000	588,100
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		402,000	400,543
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	322,364
			$1,455,723
Other Banks & Diversified Financials – 3.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$632,969
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		400,000	387,052
Banque Federative du Credit Mutuel S.A., 5%, 10/22/2029	GBP	300,000	369,919
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	300,000	312,962
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		200,000	212,751
BPCE S.A., 4.5%, 3/15/2025 (n)		$544,000	535,634
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		750,000	595,844
BPCE S.A., 4.125%, 3/08/2033	EUR	500,000	533,723
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/11/2035		500,000	539,133
Commerzbank AG, 4.625%, 1/17/2031		100,000	108,142
Commerzbank AG, 4.875% to 10/16/2029, FLR (EUR ICE Swap Rate - 5yr. + 2.15%) to 10/16/2034		300,000	315,303
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		300,000	315,536
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	372,293
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	307,621
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$529,000	552,820
KBC Group N.V., 3.75%, 3/27/2032	EUR	400,000	425,043
KBC Group N.V., 6.151% to 3/19/2029, FLR (GBP Government Yield - 5yr. + 2.25%) to 3/19/2034	GBP	200,000	247,079
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$180,000	169,667
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		166,000	162,185
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		302,000	305,987
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	339,875
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		239,000	234,118

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		$205,000	$198,950
			$8,174,606
Pharmaceuticals – 1.2%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$407,000	$399,560
AbbVie, Inc., 5.35%, 3/15/2044		226,000	218,560
AbbVie, Inc., 5.4%, 3/15/2054		282,000	273,024
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		416,000	324,684
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		89,000	57,405
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		444,000	445,193
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		188,000	182,383
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		230,000	221,977
Grifols S.A., 3.2%, 5/01/2025	EUR	255,000	270,695
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$380,000	346,088
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		515,000	445,321
Roche Finance Europe B.V., 3.564%, 5/03/2044 (w)	EUR	230,000	242,611
			$3,427,501
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$92,000	$90,665
GFL Environmental, Inc., 4%, 8/01/2028 (n)		641,000	580,993
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	160,905
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		176,000	162,358
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	257,240
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		337,000	339,724
Stericycle, Inc., 3.875%, 1/15/2029 (n)		817,000	725,940
Waste Management, Inc., 4.625%, 2/15/2033		451,000	429,308
			$2,747,133
Precious Metals & Minerals – 0.6%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$568,000	$534,906
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		720,000	665,605
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		439,000	433,210
			$1,633,721
Printing & Publishing – 0.1%
Cimpress PLC, 7%, 6/15/2026		$417,000	$413,772
Real Estate - Office – 0.4%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$363,000	$348,198
COPT Defense Property LP, REIT, 2.25%, 3/15/2026		298,000	279,309
COPT Defense Property LP, REIT, 2%, 1/15/2029		197,000	164,070

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
COPT Defense Property LP, REIT, 2.75%, 4/15/2031		$346,000	$277,960
			$1,069,537
Real Estate - Other – 0.8%
EPR Properties, REIT, 3.6%, 11/15/2031		$630,000	$511,427
Lexington Realty Trust Co., 2.7%, 9/15/2030		395,000	323,588
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		851,000	864,193
XHR LP, REIT, 4.875%, 6/01/2029 (n)		530,000	483,763
			$2,182,971
Real Estate - Retail – 0.3%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$316,000	$252,281
STORE Capital Corp., REIT, 2.7%, 12/01/2031		371,000	286,856
WEA Finance LLC, 2.875%, 1/15/2027 (n)		400,000	364,150
			$903,287
Restaurants – 0.3%
1011778 B.C. ULC / New Red Finance, Inc., 4%, 10/15/2030 (n)		$257,000	$221,630
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		612,000	532,464
			$754,094
Retailers – 1.6%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	130,000	$136,405
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$480,000	434,023
Home Depot, Inc., 4.875%, 2/15/2044		129,000	116,794
Home Depot, Inc., 3.625%, 4/15/2052		379,000	273,844
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		558,000	492,847
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		452,000	435,805
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	310,000	257,476
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$441,000	438,954
Parkland Corp., 4.625%, 5/01/2030 (n)		828,000	748,299
Penske Automotive Group Co., 3.75%, 6/15/2029		761,000	668,877
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		374,000	293,839
			$4,297,163

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
Covestro AG, 1.375%, 6/12/2030	EUR	400,000	$374,528
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$356,000	312,176
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		320,000	235,348
			$922,052
Specialty Stores – 0.8%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$642,000	$435,625
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		390,000	330,087
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		371,000	271,837
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		815,000	774,644
Richemont International S.A., 1.5%, 3/26/2030	EUR	460,000	441,998
			$2,254,191
Supermarkets – 0.5%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$666,000	$672,472
Ocado Group PLC, 3.875%, 10/08/2026	GBP	360,000	391,096
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	382,000	389,325
			$1,452,893
Supranational – 2.0%
European Union, 1.625%, 12/04/2029	EUR	5,660,000	$5,625,020
Telecommunications - Wireless – 1.8%
Altice France S.A., 5.5%, 1/15/2028 (n)		$483,000	$326,315
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	130,273
American Tower Corp., 5.45%, 2/15/2034		464,000	450,796
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	300,000	269,072
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		$625,000	521,564
Rogers Communications, Inc., 3.8%, 3/15/2032		451,000	393,480
SBA Communications Corp., 3.875%, 2/15/2027		512,000	481,176
SBA Communications Corp., 3.125%, 2/01/2029		977,000	850,828
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	887,256
T-Mobile USA, Inc., 3.875%, 4/15/2030		181,000	165,616
T-Mobile USA, Inc., 5.75%, 1/15/2034		164,000	165,166
Vodafone Group PLC, 5.625%, 2/10/2053		340,000	318,261
			$4,959,803
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	$512,217

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	800,000	$833,936
Transportation - Services – 1.3%
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033	EUR	380,000	$427,095
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033		170,000	188,990
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		280,000	304,893
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$306,000	307,604
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		274,000	278,072
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)		327,000	327,372
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	300,000	368,644
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036	EUR	200,000	210,480
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		170,000	185,524
Triton International Ltd., 3.15%, 6/15/2031 (n)		$486,000	389,473
United Parcel Service, 5.05%, 3/03/2053		571,000	526,732
			$3,514,879
U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$3,832,000	$2,686,741
U.S. Treasury Bonds, 4.375%, 8/15/2043		836,000	780,745
U.S. Treasury Bonds, 3.625%, 5/15/2053		201,000	164,286
U.S. Treasury Notes, 4.125%, 8/31/2030 (f)		4,458,000	4,313,986
			$7,945,758
Utilities - Electric Power – 5.6%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$520,000	$429,047
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		157,000	155,360
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	69,533
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	87,075
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	63,882
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	496,183
Calpine Corp., 4.5%, 2/15/2028 (n)		$854,000	797,523
Calpine Corp., 5.125%, 3/15/2028 (n)		442,000	419,266
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		453,000	426,884
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,184,000	1,000,972
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		146,000	120,890
Duke Energy Corp., 3.75%, 4/01/2031	EUR	560,000	586,178
Duke Energy Florida LLC, 6.2%, 11/15/2053		$287,000	298,907
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	693,703
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$484,000	388,926
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	460,000	481,143
Enel Finance International N.V., 4.5%, 2/20/2043		230,000	245,545
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	197,720
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	574,000	629,473
Eversource Energy, 5.5%, 1/01/2034		$289,000	278,181

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Georgia Power Co., 4.95%, 5/17/2033		$404,000	$384,610
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	151,069
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	872,298
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		448,000	430,413
National Grid PLC, 4.275%, 1/16/2035	EUR	200,000	215,429
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		$107,000	105,513
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		735,000	684,848
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		611,000	618,875
Pacific Gas & Electric Co., 6.1%, 1/15/2029		266,000	268,167
Pacific Gas & Electric Co., 6.4%, 6/15/2033		218,000	221,820
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		512,000	478,395
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		672,597	663,230
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	556,614
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		673,000	628,024
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	482,209
Xcel Energy, Inc., 4.6%, 6/01/2032		237,000	217,458
Xcel Energy, Inc., 5.5%, 3/15/2034		483,000	465,781
			$15,311,144
Utilities - Gas – 0.7%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	560,000	$548,261
EP Infrastructure A.S., 2.045%, 10/09/2028		1,260,000	1,166,864
EP Infrastructure A.S., 1.816%, 3/02/2031		168,000	142,730
			$1,857,855
Utilities - Other – 0.3%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$448,000	$468,807
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	280,000	288,657
			$757,464
Total Bonds (Identified Cost, $373,735,156)			$352,812,442
Exchange-Traded Funds – 0.9%
Special Products & Services – 0.9%
Invesco Senior Loan Fund ETF (Identified Cost, $2,519,958)		119,092	$2,506,887
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,354	$261,067
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$188,006
Total Common Stocks (Identified Cost, $805,649)			$449,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n) (Identified Cost, $241,000)	$241,000	$241,361

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	7,000	$1,312

Investment Companies (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $12,207,827)	12,207,778	$12,207,778

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3%	Call	Merrill Lynch International	$ 25,722,276	EUR 22,450,000	$10,806
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	6,296,864	5,450,000	66,028
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	6,296,864	5,450,000	66,028
Total Purchased Options (Premiums Paid, $252,959)					$142,862

Other Assets, Less Liabilities – (33.6)%	(92,632,418)
Net Assets – 100.0%	$275,729,297

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,207,778 and $356,153,937, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $190,080,420, representing 68.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
THB	Thai Baht
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,623,778	USD	1,180,029	State Street Bank Corp.	7/19/2024	$1,045
CZK	14,308,287	USD	601,328	Deutsche Bank AG	7/19/2024	6,066
EUR	426,980	USD	456,170	Barclays Bank PLC	7/19/2024	1,012
EUR	1,112,374	USD	1,189,028	Deutsche Bank AG	7/19/2024	2,029
EUR	458,609	USD	490,219	HSBC Bank	7/19/2024	829
EUR	31,050	USD	33,158	Merrill Lynch International	7/19/2024	89
EUR	72,076	USD	77,155	Morgan Stanley Capital Services, Inc.	7/19/2024	19
EUR	1,492,591	USD	1,593,352	NatWest Markets PLC	7/19/2024	4,816
EUR	21,450	USD	22,959	State Street Bank Corp.	7/19/2024	8
GBP	258,751	USD	322,255	State Street Bank Corp.	7/19/2024	1,206
USD	2,819,481	AUD	4,299,964	Barclays Bank PLC	7/19/2024	27,645
USD	9,837,262	AUD	15,054,575	HSBC Bank	7/19/2024	62,787
USD	89,366	BRL	462,737	Citibank N.A.	5/03/2024	251
USD	89,473	BRL	462,737	Goldman Sachs International	5/03/2024	358
USD	1,627,315	BRL	8,489,540	Goldman Sachs International	7/02/2024	2,073
USD	2,871,773	CAD	3,923,695	State Street Bank Corp.	7/19/2024	17,830
USD	1,420,343	CHF	1,278,739	Citibank N.A.	7/19/2024	17,072
USD	419,643	CHF	379,592	HSBC Bank	7/19/2024	3,084
USD	161,214	EUR	149,996	BNP Paribas S.A.	7/19/2024	609
USD	873,504	EUR	805,433	Brown Brothers Harriman	7/19/2024	11,100
USD	585,366	EUR	543,090	HSBC Bank	7/19/2024	3,862
USD	421,105	EUR	391,763	JPMorgan Chase Bank N.A.	7/19/2024	1,630
USD	108,848	EUR	99,849	Morgan Stanley Capital Services, Inc.	7/19/2024	1,936
USD	478,993	EUR	439,380	NatWest Markets PLC	7/19/2024	8,534
USD	2,695,246	EUR	2,509,399	State Street Bank Corp.	7/19/2024	8,346
USD	639,940	EUR	594,834	UBS AG	7/19/2024	3,031
USD	90,842	GBP	72,635	Brown Brothers Harriman	7/19/2024	43
USD	12,640	IDR	199,289,571	Barclays Bank PLC	5/06/2024	384
USD	12,232	IDR	199,289,571	Citibank N.A.	8/05/2024	3
USD	1,329,421	JPY	207,167,441	Morgan Stanley Capital Services, Inc.	7/19/2024	264
USD	5,948,158	KRW	7,997,773,980	Barclays Bank PLC	6/28/2024	144,539
USD	7,140,473	MXN	121,091,527	State Street Bank Corp.	7/19/2024	157,738
USD	141,954	NZD	237,711	State Street Bank Corp.	7/19/2024	1,882
USD	44,767	SEK	479,871	Deutsche Bank AG	7/19/2024	1,068
USD	689,292	SEK	7,557,924	Morgan Stanley Capital Services, Inc.	7/19/2024	1,028
USD	158,233	THB	5,732,624	Barclays Bank PLC	6/28/2024	3,670
USD	1,240,921	THB	45,037,646	JPMorgan Chase Bank N.A.	6/28/2024	26,613
						$524,499

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	589,561	USD	383,184	Goldman Sachs International	7/19/2024	$(400)
AUD	1,864,576	USD	1,218,388	HSBC Bank	7/19/2024	(7,776)
BRL	462,737	USD	89,473	Citibank N.A.	5/03/2024	(358)
BRL	462,737	USD	88,861	Citibank N.A.	7/02/2024	(275)
BRL	462,737	USD	93,147	Goldman Sachs International	5/03/2024	(4,032)
CHF	390,729	USD	431,955	HSBC Bank	7/19/2024	(3,174)
CZK	16,215,697	USD	688,565	Merrill Lynch International	7/19/2024	(201)
EUR	595,000	USD	648,610	HSBC Bank	7/19/2024	(11,523)
EUR	415,070	USD	444,906	Morgan Stanley Capital Services, Inc.	7/19/2024	(476)
EUR	296,052	USD	317,115	State Street Bank Corp.	7/19/2024	(122)
GBP	254,582	USD	319,535	State Street Bank Corp.	7/19/2024	(1,286)
IDR	199,289,571	USD	12,270	Citibank N.A.	5/06/2024	(14)
JPY	208,025,625	USD	1,376,784	JPMorgan Chase Bank N.A.	7/19/2024	(42,121)
KRW	727,555,847	USD	530,207	Barclays Bank PLC	6/28/2024	(2,253)
MXN	122,643,868	USD	7,099,806	UBS AG	7/19/2024	(27,556)
NOK	7,581,380	USD	701,901	Brown Brothers Harriman	7/19/2024	(18,096)
NOK	29,544,445	USD	2,718,463	HSBC Bank	7/19/2024	(53,693)
NZD	4,933,501	USD	2,959,553	Deutsche Bank AG	7/19/2024	(52,482)
PEN	140,575	USD	38,027	Goldman Sachs International	7/26/2024	(720)
SEK	590,731	USD	55,110	Deutsche Bank AG	7/19/2024	(1,315)
USD	1,489,668	BRL	7,811,000	JPMorgan Chase Bank N.A.	7/02/2024	(5,674)
USD	2,936,184	CAD	4,040,336	State Street Bank Corp.	7/19/2024	(2,599)
USD	2,800,873	CNH	20,279,721	State Street Bank Corp.	7/19/2024	(5,317)
USD	3,338,182	CZK	78,885,577	Barclays Bank PLC	7/19/2024	(10,552)
USD	562,321	EUR	527,151	HSBC Bank	7/19/2024	(2,118)
USD	55,022,836	EUR	51,521,781	JPMorgan Chase Bank N.A.	7/19/2024	(143,298)
USD	546,178	EUR	511,000	NatWest Markets PLC	7/19/2024	(967)
USD	97,267	EUR	91,004	State Street Bank Corp.	7/19/2024	(174)
USD	215,326	EUR	201,250	UBS AG	7/19/2024	(159)
USD	6,240,429	GBP	5,009,476	BNP Paribas S.A.	7/19/2024	(21,851)
						$(420,582)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	49	$3,571,965	June – 2024	$119,452
Euro-Bobl 5 yr	Short	EUR	35	4,348,896	June – 2024	50,349
Euro-Bund 10 yr	Short	EUR	62	8,606,930	June – 2024	133,606
Euro-Buxl 30 yr	Short	EUR	2	275,167	June – 2024	9,302
Euro-Schatz 2 yr	Short	EUR	248	27,819,016	June – 2024	149,095

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Long Gilt 10 yr	Short	GBP	27	$3,231,412	June – 2024	$70,087
U.S. Treasury Note 10 yr	Short	USD	12	1,289,250	June – 2024	31,831
U.S. Treasury Note 5 yr	Short	USD	210	21,995,859	June – 2024	329,629
U.S. Treasury Ultra Note 10 yr	Short	USD	42	4,629,187	June – 2024	119,223
						$1,012,574
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	48	$5,463,000	June – 2024	$(235,670)
U.S. Treasury Note 2 yr	Long	USD	128	25,940,000	June – 2024	(28,195)
U.S. Treasury Ultra Bond 30 yr	Long	USD	4	478,250	June – 2024	(15,562)
						$(279,427)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
1/04/27	BRL	4,800,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(19,480)	$—	$(19,480)
1/03/28	BRL	9,400,000	centrally cleared	10.63% / At Maturity	Average Daily BZDIOVRA / At Maturity	(29,727)	5,058	(24,669)
						$(49,207)	$5,058	$(44,149)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	560,000	Barclays Bank PLC	5.00% / Quarterly	1	$35,734	$63,698	$99,432
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.

Portfolio of Investments (unaudited) – continued
At April 30, 2024, the fund had cash collateral of $320,000 and other liquid securities with an aggregate value of $1,257,347 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $377,554,722)	$356,153,937
Investments in affiliated issuers, at value (identified cost, $12,207,827)	12,207,778
Cash	1,425,633
Restricted cash for
Forward foreign currency exchange contracts	320,000
Receivables for
Forward foreign currency exchange contracts	524,499
Net daily variation margin on open futures contracts	149,906
Investments sold	1,896,211
Interest and dividends	4,872,404
Uncleared swaps, at value (net of unamortized premiums paid, $63,698)	99,432
Other assets	37,085
Total assets	$377,686,885
Liabilities
Notes payable	$95,000,000
Payables for
Distributions	170,458
Net daily variation margin on open cleared swap agreements	8,071
Forward foreign currency exchange contracts	420,582
Investments purchased	1,517,138
When-issued investments purchased	4,237,019
Capital shares reacquired	182,386
Payable to affiliates
Investment adviser	12,126
Administrative services fee	272
Transfer agent and dividend disbursing costs	2,804
Payable for independent Trustees' compensation	2,909
Accrued interest expense	149,992
Deferred foreign capital gains tax expense payable	130,751
Accrued expenses and other liabilities	123,080
Total liabilities	$101,957,588
Net assets	$275,729,297

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$340,177,874
Total distributable earnings (loss)	(64,448,577)
Net assets	$275,729,297
Shares of beneficial interest outstanding (55,550,251 shares issued less 127,013 capital shares to be retired) (unlimited number of shares authorized)	55,423,238
Net asset value per share (net assets of $275,729,297 / 55,423,238 shares of beneficial interest outstanding)	$4.97
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$11,281,627
Dividends from affiliated issuers	155,281
Dividends	38,137
Other	29
Total investment income	$11,475,074
Expenses
Management fee	$1,103,568
Transfer agent and dividend disbursing costs	46,913
Administrative services fee	24,977
Independent Trustees' compensation	7,907
Stock exchange fee	28,320
Custodian fee	24,152
Shareholder communications	71,145
Audit and tax fees	49,712
Legal fees	3,511
Interest expense and fees	3,093,575
Miscellaneous	27,152
Total expenses	$4,480,932
Net investment income (loss)	$6,994,142

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(933,723)
Affiliated issuers	(989)
Futures contracts	528,944
Swap agreements	104,478
Forward foreign currency exchange contracts	(994,963)
Foreign currency	(40,424)
Net realized gain (loss)	$(1,336,677)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$22,887,260
Affiliated issuers	(25)
Futures contracts	328,559
Swap agreements	29,807
Forward foreign currency exchange contracts	(373,647)
Translation of assets and liabilities in foreign currencies	20,650
Net unrealized gain (loss)	$22,892,604
Net realized and unrealized gain (loss)	$21,555,927
Change in net assets from operations	$28,550,069
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$6,994,142	$14,966,204
Net realized gain (loss)	(1,336,677)	(23,619,052)
Net unrealized gain (loss)	22,892,604	26,649,339
Change in net assets from operations	$28,550,069	$17,996,491
Distributions to shareholders	$(7,009,808)	$(13,436,563)
Tax return of capital distributions to shareholders	$—	$(9,565,816)
Distributions from other sources	$(4,107,119)	$—
Change in net assets from fund share transactions	$(6,158,716)	$(12,353,266)
Total change in net assets	$11,274,426	$(17,359,154)
Net assets
At beginning of period	264,454,871	281,814,025
At end of period	$275,729,297	$264,454,871
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/24 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$28,550,069
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(145,544,127)
Proceeds from disposition of investment securities	165,234,597
Purchase of short-term investments, net	(6,462,521)
Realized gain/loss on investments	933,723
Unrealized appreciation/depreciation on investments	(22,887,235)
Unrealized appreciation/depreciation on foreign currency contracts	373,647
Unrealized appreciation/depreciation on swaps	(29,807)
Net amortization/accretion of income	(1,020,017)
Amortization of debt issuance costs	36,532
Decrease in interest and dividend receivable	334,059
Decrease in accrued expenses and other liabilities	(102,391)
Increase in receivable for net daily variation margin on open futures contracts	(81,244)
Increase in other assets	(10,309)
Decrease in interest payable	(84,041)
Net cash provided by operating activities	$19,240,935
Cash flows from financing activities:
Adjustment for debt issuance costs	$10,397
Distributions paid in cash	(11,111,551)
Repurchase of shares of beneficial interest	(6,421,137)
Decrease in payable to custodian	(3,024)
Net cash used by financing activities	$(17,525,315)
Net increase in cash and restricted cash	$1,715,620
Cash and restricted cash:
Beginning of period (including foreign currency of $13)	$30,013
End of period	$1,745,633
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2024 for interest was $3,141,084.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$4.66	$4.73	$6.12	$6.19	$6.37	$6.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.25	$0.28	$0.29	$0.28
Net realized and unrealized gain (loss)	0.38	0.04	(1.21)	0.15	(0.01)	0.50
Total from investment operations	$0.50	$0.30	$(0.96)	$0.43	$0.28	$0.78
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.39)	$(0.30)	$(0.34)	$(0.29)
From tax return of capital	—	(0.16)	(0.05)	(0.20)	(0.15)	(0.21)
From other sources	(0.07)	—	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.39)	$(0.44)	$(0.50)	$(0.49)	$(0.50)
Net increase from repurchase of capital shares	$0.01	$0.02	$0.01	$—	$0.03	$0.03
Net asset value, end of period (x)	$4.97	$4.66	$4.73	$6.12	$6.19	$6.37
Market value, end of period	$4.54	$4.22	$4.32	$6.58	$5.67	$6.01
Total return at market value (%)	12.31(n)	6.53	(28.43)	25.80	2.77	25.05
Total return at net asset value (%) (j)(s)(x)	11.34(n)	7.44	(15.74)	7.18	5.86	14.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses	3.21(a)	2.92	1.40	1.01	1.17	1.56
Net investment income (loss)	5.01(a)	5.21	4.57	4.40	4.63	4.54
Portfolio turnover	39(n)	67	56	70	78	65
Net assets at end of period (000 omitted)	$275,729	$264,455	$281,814	$369,818	$372,635	$407,859
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.99(a)	0.99	0.86	0.81	0.84	0.84
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$95,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$3,902	$3,784	$3,818	$4,698	$4,726	$5,079

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other

Notes to Financial Statements (unaudited) - continued
market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,506,887	$—	$188,006	$2,694,893
Luxembourg	—	261,067	—	261,067
United Kingdom	—	1,312	—	1,312
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,945,758	—	7,945,758
Non - U.S. Sovereign Debt	—	68,578,054	—	68,578,054
Municipal Bonds	—	1,510,416	—	1,510,416
U.S. Corporate Bonds	—	172,983,137	—	172,983,137
Residential Mortgage-Backed Securities	—	495,136	—	495,136
Commercial Mortgage-Backed Securities	—	4,149,603	—	4,149,603
Asset-Backed Securities (including CDOs)	—	5,843,823	—	5,843,823
Foreign Bonds	—	91,690,738	—	91,690,738
Mutual Funds	12,207,778	—	—	12,207,778
Total	$14,714,665	$353,459,044	$188,006	$368,361,715
Other Financial Instruments
Futures Contracts – Assets	$1,012,574	$—	$—	$1,012,574
Futures Contracts – Liabilities	(279,427)	—	—	(279,427)
Forward Foreign Currency Exchange Contracts – Assets	—	524,499	—	524,499
Forward Foreign Currency Exchange Contracts – Liabilities	—	(420,582)	—	(420,582)
Swap Agreements – Assets	—	99,432	—	99,432
Swap Agreements – Liabilities	—	(44,149)	—	(44,149)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/23	$185,208
Change in unrealized appreciation or depreciation	2,798
Balance as of 4/30/24	$188,006
At April 30, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

Notes to Financial Statements (unaudited) - continued
purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$142,862	$—
Interest Rate	Futures Contracts	1,012,574	(279,427)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	524,499	(420,582)
Interest Rate	Cleared Swap Agreements	—	(44,149)
Credit	Uncleared Swap Agreements	99,432	—
Total		$1,779,367	$(744,158)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$528,944	$9,066	$—	$—
Foreign Exchange	—	—	(994,963)	—
Credit	—	95,412	—	150,352
Total	$528,944	$104,478	$(994,963)	$150,352
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$328,559	$2,881	$—	$—
Foreign Exchange	—	—	(373,647)	—
Credit	—	26,926	—	(106,051)
Total	$328,559	$29,807	$(373,647)	$(106,051)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the

Notes to Financial Statements (unaudited) - continued
exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the

Notes to Financial Statements (unaudited) - continued
Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/24
Cash	$1,425,633
Restricted cash	320,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$1,745,633
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

Notes to Financial Statements (unaudited) - continued
no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2024, the amount of distributions estimated to be a tax return of capital was approximately $4,107,119 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$13,436,563
Tax return of capital (b)	9,565,816
Total distributions	$23,002,379

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$392,732,901
Gross appreciation	3,676,821
Gross depreciation	(28,048,007)
Net unrealized appreciation (depreciation)	$(24,371,186)
As of 10/31/23
Capital loss carryforwards	(33,547,163)
Other temporary differences	(338,037)
Net unrealized appreciation (depreciation)	(47,996,519)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(4,955,604)
Long-Term	(28,591,559)
Total	$(33,547,163)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2024, these fees paid to MFSC amounted to $16,492.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0179% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,934 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,894 at April 30, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$7,447,299	$7,974,995
Non-U.S. Government securities	135,542,709	152,090,037
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 1,349,688 shares of beneficial interest during the six months ended April 30, 2024 at an average price per share of $4.56 and a weighted average discount of 8.82% per share. The fund repurchased 2,775,379 shares of beneficial interest during the year ended October 31, 2023 at an average price per share of $4.45 and a weighted average discount of 8.73% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Capital shares repurchased	(1,349,688)	$(6,158,716)	(2,775,379)	$(12,353,266)

Notes to Financial Statements (unaudited) - continued
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2024, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. Costs directly related to the closing of the credit agreement are considered debt issuance costs, which are being amortized into interest expense over twelve months from the closing date. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $3,042,269 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $3,100 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended April 30, 2024, the average loan balance was $95,000,000 at a weighted average annual interest rate of 6.44%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,745,282	$75,887,035	$69,423,525	$(989)	$(25)	$12,207,778

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$155,281	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Multimarket Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2024, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2023 and the financial highlights for each of the five years in the period then ended; and in our report dated December 14, 2023, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
June 14, 2024

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MMT

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the "Fund") is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment area
			of MFS since 2011
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment area
			of MFS since 2011
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area
			of MFS since 2005
David Cole	Below Investment Grade Debt Instruments Portfolio	2006	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2004
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS;
			employed in the investment area of MFS since 2013
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment area
			of MFS since 2018
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment area
			of MFS since 2003
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio	2018	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2013

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2023, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter- term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2023, the following benchmarks were used to measure the following portfolio manager's performance for the Fund, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Multimarket Income Trust	Robert Spector	Bloomberg Global Aggregate Credit Index
JPMorgan Emerging Markets Bond Index Global
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Government/Mortgage Index
	Neeraj Arora	JPMorgan Emerging Markets Bond Index Global
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
	Andy Li	Bloomberg Global Aggregate Credit Index
	John Mitchell	Bloomberg Global Aggregate Credit Index
	Michael Skatrud	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Ms. Pilar Gomez-Bravo, her compensation reflects her broader role within MFS as Co-Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. Her performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account her broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund's fiscal year ended October 31, 2023. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Robert Spector	N
Neeraj Arora	N
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Andy Li	N
John Mitchell	N
Michael Skatrud	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub- advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund's fiscal year ended October 31, 2023:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total	Number of Accounts	Total Assets	Number of	Total Assets
		Assets			Accounts
Robert Spector	7	$3.3 billion	12	$4.3 billion	39	$1.9 billion

Neeraj Arora	9	$13.1 billion	9	$2.9 billion	7	$2.2 billion

Ward Brown	6	$8.1 billion	8	$2.8 billion	6	$2.0 billion

David Cole	14	$9.2 billion	10	$7.0 billion	7	$658.5 million

Pilar Gomez-Bravo	5	$3.0 billion	8	$2.4 billion	5	$939.1 million

Andy Li	5	$3.0 billion	8	$2.4 billion	4	$915.3 million

John Mitchell	8	$9.4 billion	9	$2.8 billion	7	$1.1 billion

Michael Skatrud	12	$9.1 billion	6	$901.7 million	4	$368.3 million

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

11/01/23-11/30/23	206,730	4.37	206,730	5,133,993
12/01/23-12/31/23	229,020	4.55	229,020	4,904,973
01/01/24-01/31/24	296,635	4.62	296,635	4,608,338
02/01/24-02/28/24	206,831	4.63	206,831	4,401,507
03/01/24-03/31/24	209,374	4.62	209,374	4,192,133
04/01/24-04/30/24	201,098	4.57	201,098	3,991,035
Total	1,349,688	4.56	1,349,688

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2023 plan year is 5,714,689.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 14, 2024

* Print name and title of each signing officer under his or her signature.